Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
Number of reportable segments | segment	1	1
Number of operating segments | segment	1	1
Accounts receivable	$ 500	$ 879	$ 1,280
Accounts receivable, allowance for credit loss		$ 0	0
Revenue from contract with customer, DaaS, payment terms (in days)		30 days
Freight delivery, payment terms (in days)	30 days
Advertising expense		$ 200	400	$ 600
Development costs capitalized during period		$ 0	$ 0	$ 0
Award requisite service period		4 years
Common stock options
Disaggregation of Revenue [Line Items]
Expected dividend yield		0.00%	0.00%	0.00%
Minimum
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, DaaS, contract term (in years)		3 years
Maximum
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, DaaS, contract term (in years)		4 years